Vista Outdoor Inc. - 10-Q Divestitures and Acquisitions (Narrative) (Details) - Vista Outdoor Inc. $ in Thousands	3 Months Ended
Jun. 30, 2024 USD ($)
Fiber Energy Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment related to divestitures	$ 6,336
RCBS Brand | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 19,659